SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS - Short-term bank loans (Details) $ in Millions, Rp in Billions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)
Borrowings and other credit facilities
Short-term bank loans - Related parties		Rp 3,655		Rp 956
Short-term bank loans - Third parties		5,050		3,087
Short-term bank loans		8,705		4,043
Bank Mandiri | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Related parties		2,400
BNI | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Related parties		1,238		956
PT Bank BNI Syariah ("BNI Syariah") | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Related parties		17
HSBC Hongkong and Shanghai | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties		1,754		317
HSBC Hongkong and Shanghai | USD
Borrowings and other credit facilities
Short-term bank loans - Third parties	$ 0	4	$ 0	4
MUFG Bank, Ltd. ("MUFG Bank") | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties		1,705		1,295
PT Bank DBS Indonesia | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties		722		699
PT Bank DBS Indonesia | USD
Borrowings and other credit facilities
Short-term bank loans - Third parties	$ 1	13	$ 1	13
PT Bank UOB Indonesia ("UOB")
Borrowings and other credit facilities
Short-term bank loans - Third parties		500		580
SCB | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties		150		100
PT Bank Central Asia Tbl. ("BCA") | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties		124
Bank CIMB Niaga | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties		Rp 78		78
Others | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties				Rp 1